Estimated Fair Value of Assets Acquired and Liabilities (Detail) (KRW) In Millions, unless otherwise specified	Oct. 31, 2010
Business Acquisition [Line Items]
Consideration cash	11,688
Current assets	2,150
Property and equipment	357
Other non-current assets	106
Current liabilities	(460)
Non-current liabilities	(4,064)
Deferred income tax liabilities	(2,739)
Total identified net assets	15,709
Non-controlling interest	(10,802)
Goodwill	6,781
Business acquisition, purchase price	11,688
Game Product Technology
Business Acquisition [Line Items]
Business acquisition, purchase price allocation	11,856
In-process research and development technology
Business Acquisition [Line Items]
Business acquisition, purchase price allocation	8,503